Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 4: Discontinued Operations

In the fourth quarter of fiscal 2022, we made the strategic decision to close the entire clinic operation and release our staff due to a lack of profitability. On December 8, 2023, the Company sold the remaining assets of The Good Clinic, LLC to Leading Primary Care LLC, a company organized by Michael C. Howe, the former CEO of The Good Clinic, LLC for total consideration of approximately $2.5 million. ASC 360-10-45-9 requires that a long-lived asset (disposal group) to be sold shall be classified as held for sale in the period in which a set of criteria have been met, including criteria that the sale of the asset (disposal group) is probable and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. This criterion was achieved on December 8, 2023. Additionally, the discontinued operations are comprised of the entirety of The Good Clinic, LLC. For comparability purposes certain prior period line items relating to the assets held for sale have been reclassified and presented as discontinued operations for all periods presented in the accompanying consolidated statements of net loss and comprehensive loss and the consolidated balance sheets.

The Company had no assets or liabilities classified that were classified as part of discontinued operations as of December 31, 2024, or 2023.

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations:

	Year Ended
	December 31,	December 31,
	2024	2023
Revenue	$-	$181,012
Cost of goods sold	-	-
Gross margin	-	181,012

Selling, general, and administrative expenses	-	(1,166,120)
Impairment of assets	-	(2,211,462)

Other (income) expense:
Interest expense	-	(306,032)
Gain on sale of assets	-	11,268
Gain on settlement of accounts payable	-	81,263
Gain on settlement of operating lease	-	2,041,080
Loss from discontinued operations, net of tax	$-	$(1,368,991)

The following information presents the major classes of line items constituting significant operating and investing cash flow activities in the consolidated statements of cash flows relating to discontinued operations:

	Year Ended
	December 31,	December 31,
	2024	2023

Depreciation expense	$-	$81,765
Cash used for construction in progress and fixed assets	$-	$-
Impairment of RTU assets	$-	$544,063
Impairment of property and equipment	$-	$1,667,399